Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Assets
Investments	$ 490	$ 532
Prepaids	661	481
Pension	207	212
Other	352	541
Other assets	$ 1,710	1,766
Reclassification
Other Assets
Investments		(226)
Other		$ 226